CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and dividend income:
Interest and fees on loans	$ 14,928,004	$ 15,132,484	$ 15,125,745
Interest and dividends on investment securities:
U. S. Government and agency obligations	1,999,509	1,527,875	1,280,828
Corporate debt and equity obligations	1,129,606	1,623,561	1,472,572
Mortgage-backed securities	2,383,096	2,054,129	2,581,701
Tax exempt securities	1,827,442	1,699,109	1,671,153
Other	263,612	348,104	611,124
Interest on federal funds sold and interest-earning deposits	24,973	18,221	22,224
Total interest and dividend income	22,556,242	22,403,483	22,765,347
Interest expense:
Savings deposits	362,973	337,892	303,862
Money market and interest-bearing checking	841,016	668,103	805,508
Time deposits	1,386,321	1,496,535	1,629,813
Short-term borrowings	43,538	100,764	130,401
Long-term borrowings	0	0	303,300
Total interest expense	2,633,848	2,603,294	3,172,884
Net interest income	19,922,394	19,800,189	19,592,463
Provision for loan losses	500,000	500,000	740,000
Net interest income after provision for loan losses	19,422,394	19,300,189	18,852,463
Impairment of other asset	0	0	1,886,080
Net gains on sales of securities	2,451,251	484,246	796,281
Changes in fair value of trading securities	(1,163,400)	1,935,407	619,751
Non-interest income	32,054,358	29,207,138	26,613,056
Non-interest expenses	46,176,285	42,384,792	37,140,053
Income (loss) before income taxes	6,588,318	8,542,188	7,855,418
Provision for income taxes	1,460,616	2,456,000	2,095,000
Net income	$ 5,127,702	$ 6,086,188	$ 5,760,418
Earnings per share - basic (in dollars per share)	$ 0.74	$ 0.88	$ 0.84
Earnings per share - diluted (in dollars per share)	$ 0.73	$ 0.87	$ 0.84